Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

The following table details the changes in operating assets and liabilities from operating activities:

	Year Ended December 31
	2019	2018
Source (use) of cash:
Accounts receivable	$168.4	$(526.9)
Inventory	(2.1)	(100.8)
Other current assets	(85.5)	12.5
Regulatory assets - current	7.1	(15.8)
Accounts payable and accrued liabilities	(280.2)	237.9
Customer deposits	(16.9)	(13.3)
Regulatory liabilities - current	34.2	69.2
Risk management liabilities - current	1.1	—
Other current liabilities	(5.6)	(5.9)
Other operating assets and liabilities	(52.0)	(143.4)
Changes in operating assets and liabilities	$(231.5)	$(486.5)

The following cash payments have been included in the determination of earnings:

	Year Ended December 31
	2019	2018
Interest paid (net of capitalized interest)	$351.7	$288.9
Income taxes paid	$67.2	$36.9

The following table is a reconciliation of cash and restricted cash balances:

As at December 31	2019	2018
Cash and cash equivalents	$57.1	$101.6
Restricted cash holdings from customers - current	4.0	4.1
Restricted cash holdings from customers - non-current	3.9	6.1
Restricted cash included in prepaid expenses and other current assets (a)	25.4	27.6
Restricted cash included in long-term investments and other assets (a)	32.0	61.7
Cash, cash equivalents, and restricted cash per Consolidated Statements of Cash Flows	$122.4	$201.1

(a)	The restricted cash balances included in prepaid expenses and other current assets and long-term investments and other assets relate to Rabbi trusts associated with WGL’s pension plans (see Note 28).